Offerings - Offering: 1	Apr. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,452,324
Proposed Maximum Offering Price per Unit	3.12
Maximum Aggregate Offering Price	$ 4,531,250.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 625.77
Offering Note	Registrant is registering 1,452,324 shares under the Battalion Oil Corporation 2020 Long-Term Incentive Plan, (the "2020 Plan"), pursuant to this Registration Statement on Form S-8 (this "Registration Statement"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also include such additional indeterminate number of shares of common stock as may become issuable under the 2020 Plan as a result of stock splits, stock dividends, recapitalizations or similar transactions. Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act on the basis of $3.12 per share, which is the average of the high and low prices of the common stock of Registrant reported on the NYSE American on April 17, 2026.